Document and Entity Information Document	Sep. 15, 2020	Jun. 29, 2020
Entity Information [Line Items]
Entity Central Index Key		0000036966
Entity Incorporation, State or Country Code		TN
Document Type		8-K/A
Entity Registrant Name		First Horizon National Corporation
City Area Code	901
Local Phone Number		523-4444
Entity File Number		001-15185
Entity Tax Identification Number		62-0803242
Entity Address, Address Line One		165 Madison Avenue
Entity Address, City or Town		Memphis,
Entity Address, State or Province		TN
Entity Address, Postal Zip Code		38103
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Document Period End Date		Jun. 29, 2020
Amendment Flag		false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security		$0.625 Par Value Common Capital Stock
Trading Symbol		FHN
Security Exchange Name		NYSE
Series A Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security		Depositary Shares, each representing a 1/4,000th interest in
Trading Symbol		FHN PR A
Security Exchange Name		NYSE
Series B Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security		Depositary Shares, each representing a 1/400th interest in
Trading Symbol		FHN PR B
Security Exchange Name		NYSE
Series C Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security		Depositary Shares, each representing a 1/400th interest in
Trading Symbol		FHN PR C
Security Exchange Name		NYSE
Series D Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security		Depositary Shares, each representing a 1/400th interest in
Trading Symbol		FHN PR D
Security Exchange Name		NYSE
Series E Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security		Depositary Shares, each representing a 1/4,000th interest in
Trading Symbol		FHN PR E
Security Exchange Name		NYSE